Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Term deposit	$ 192,779	$ 183,345	$ 202,748
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	36,323	34,164	38,739
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	21,638	17,639	22,498
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	35,682	35,906	30,850
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	80,206	79,066	92,589
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 18,930	$ 16,570	$ 18,072